Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Redeemable Preferred Shares [Abstract]
Schedule of Authorized and Outstanding Shares of Convertible Redeemable Preferred Shares	The table below presents the number of authorized and outstanding shares of our various series convertible redeemable preferred shares as of December 31, 2024 and 2023.
	2024		2023
Series	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
A-1	16,518,502	15,181,000	16,518,502	15,181,000
A-2	14,244,000	14,244,000	14,244,000	14,244,000
A-3	3,536,099	2,828,899	3,536,099	2,828,899
B-1	13,111,999	13,111,999	13,111,999	13,111,999
B-2	9,090,900	9,090,900	9,090,900	9,090,900
B-3	2,100,000	2,100,000	2,100,000	2,100,000
C	13,684,800	13,684,800	13,684,800	13,684,800
D	15,000,000	12,963,577	15,000,000	11,747,760
	87,286,300	83,205,175	87,286,300	81,989,358

Schedule of Convertible Redeemable Preferred Shares

The following table provides a breakdown of our various series of convertible redeemable preferred shares that are aggregated on our consolidated statements of financial position as well as presents the activity for the year ended December 31, 2022, 2023 and 2024.

	Series A-1 Preferred Shares		Series A-2 Preferred Shares		Series A-3 Preferred Shares		Series B-1 Preferred Shares		Series B-2 Preferred Shares
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Beginning balances as of January 1, 2022	15,181,000	$323,106,619	14,244,000	$304,421,139	2,828,899	$60,508,715	13,111,999	$284,731,410	9,090,900	$201,638,532

Issuance of Preferred Shares	–	–	–	–	–	–	–	–	–	–
Receipt of subscription receivable	–	–	–	–	–	–	–	–	–	–
Preferred Shares redemption value accretion	–	(21,004,739)	–	(16,265,019)	–	(3,082,066)	–	(3,347,911)	–	6,724,896

Balances as of December 31, 2022	15,181,000	$302,101,880	14,244,000	$288,156,120	2,828,899	$57,426,649	13,111,999	$281,383,499	9,090,900	$208,363,428

Issuance of Preferred Shares	–	–	–	–	–	–	–	–	–	–
Preferred Shares redemption value accretion	–	50,400,940	–	46,008,120	–	9,052,478	–	37,500,317	–	21,909,069

Balances as of December 31, 2023	15,181,000	$352,502,820	14,244,000	$334,164,240	2,828,899	$66,479,127	13,111,999	$318,883,816	9,090,900	$230,272,497

Issuance of Preferred Shares	–	–	–	–	–	–	–	–	–	–
Preferred Shares redemption value accretion	–	132,985,560	–	122,213,520	–	24,187,086	–	104,371,512	–	65,636,298

Balances as of December 31, 2024	15,181,000	$485,488,380	14,244,000	$456,377,760	2,828,899	$90,666,213	13,111,999	$423,255,328	9,090,900	$295,908,795
	Series B-3 Preferred Shares		Series C Preferred Shares		Series D Preferred Shares		Series A-1 thru B-2 Subscription	Total Preferred Shares
	Shares	Amount	Shares	Amount	Shares	Amount	Receivable	Shares	Amount
Beginning balances as of January 1, 2022	–	$–	13,684,800	$325,277,607	11,144,336	$405,189,642	$(73,723,814)	79,285,934	1,831,149,850

Issuance of Preferred Shares	2,100,000	10,000,000	–	–	–	–	–	2,100,000	10,000,000
Receipt of subscription receivable	–	–	–	–	–	–	73,723,814	–	73,723,814
Preferred Shares redemption value accretion	–	40,379,000	–	46,538,409	–	1,467,179	–	–	51,409,749

Balances as of December 31, 2022	2,100,000	$50,379,000	13,684,800	$371,816,016	11,144,336	$406,656,821	$–	81,385,934	$1,966,283,413

Issuance of Preferred Shares	–	–	–		603,424	20,000,000	–	603,424	20,000,000
Preferred Shares redemption value accretion	–	5,586,000	–	23,811,552	–	145,811,524	–	–	340,080,000

Balances as of December 31, 2023	2,100,000	$55,965,000	13,684,800	$395,627,568	11,747,760	$572,468,345	$–	81,989,358	$2,326,363,413

Issuance of Preferred Shares	–	–	–	–	1,215,817	40,297,282	–	1,215,817	40,297,282
Preferred Shares redemption value accretion	–	12,810,000	–	62,950,080	–	(30,066,018)	–	–	495,088,038

Balances as of December 31, 2024	2,100,000	$68,775,000	13,684,800	$458,577,648	12,963,577	$582,699,609	$–	83,205,175	$2,861,748,733

Schedule of Aggregate Preferred Shares Series

The following presents the aggregate and per share redemption value of each preferred share series as of December 31, 2024 and 2023:

	2024		2023
Series	Total	Per Share	Total	Per Share
A-1	$485,488,380	$31.98	$352,502,820	$23.22
A-2	456,377,760	$32.04	334,164,240	$23.46
A-3	90,666,213	$32.05	66,479,127	$23.50
B-1	423,255,328	$32.28	318,883,816	$24.32
B-2	295,908,795	$32.55	230,272,497	$25.33
B-3	68,775,000	$32.75	55,965,000	$26.65
C	458,577,648	$33.51	395,627,568	$28.91
D	582,699,609	$44.95	572,468,345	$48.73
	$2,861,748,733		$2,326,363,413

Schedule of Liquidation Preferences of Preferred Shares

The following presents the liquidation preferences of our preferred shares by series as of December 31, 2024 and 2023:

As of December 31, 2024
Series	Outstanding Shares	Original Issue Price	Liquidation Multiplier	Liquidation Preference
A-1	15,181,000	$0.45	1.2	$8,197,740
A-2	14,244,000	$0.91	1.0	12,962,040
A-3	2,828,899	$0.97	1.0	2,744,032
B-1	13,111,999	$2.29	1.0	30,026,478
B-2	9,090,900	$3.85	1.0	34,999,965
B-3	2,100,000	$5.00	1.0	10,500,000
C	13,684,800	$8.41	1.0	115,089,168
D	12,963,577	$33.14	1.0	429,612,942
Aggregate liquidation preference				$644,132,365

As of December 31, 2023
Series	Outstanding Shares	Original Issue Price	Liquidation Multiplier	Liquidation Preference
A-1	15,181,000	$0.46	1.2	$8,379,912
A-2	14,244,000	$0.94	1.0	13,389,360
A-3	2,828,899	$0.99	1.0	2,800,610
B-1	13,111,999	$2.29	1.0	30,026,477
B-2	9,090,900	$3.85	1.0	34,999,965
B-3	2,100,000	$5.00	1.0	10,500,000
C	13,684,800	$8.41	1.0	115,089,168
D	11,747,760	$33.14	1.0	389,320,766
Aggregate liquidation preference				$604,506,258